Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions

Note 11. Related party transactions

Zbang

In 2013, the Company had related party transactions with Zbang, which constituted the purchase of Zbang’s technology and the termination of the financing arrangement described in Note 9.